Cash flow information - Additional information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Cash reconciliation for investing and financing activities		R$ 895,287
Cash reconciliation for investing and financing activities through acquisitions		225,766
Contingent consideration liabilities, due to the achievement of the triggers provided for in the shareholders' agreement		498,576
Non-cash investing and financing activities related to acquisition of investment in associates through accounts payables		20,000
Non-cash investing and financing activities related to acquisition of investment in associates through private issuance of shares		106,412
Remaining amount of cash reconciliation for investing and financing activities	R$ 132,003	62,325
Property and equipment assets solded recognized	132,003
Borrowings and lease liabilities, current	237,894	R$ 1,666,432
Purchase consideration transferred of subsidiaries	325,502
Contingent consideration arrangements	R$ 119,182